UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2024

CLEARBRIDGE

SELECT FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide long-term growth of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Select Fund for the six-month reporting period ended April 30, 2024. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2024

II	ClearBridge Select Fund

Performance review

For the six months ended April 30, 2024, Class I shares of ClearBridge Select Fund returned 18.59%. The Fund’s unmanaged benchmark, the Russell 3000 Indexi, returned 21.09% for the same period.

Performance Snapshot as of April 30, 2024 (unaudited)
(excluding sales charges)	6 months
ClearBridge Select Fund:
Class A	18.42%
Class C	18.00%
Class FI	18.43%
Class R	18.23%
Class I	18.59%
Class IS	18.65%
Russell 3000 Index	21.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2024, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.45%, 2.10%, 1.37%, 2.41%, 1.11% and 1.00%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets will not exceed 1.33% for Class A shares, 2.25% for Class C shares, 1.50% for Class FI shares, 1.75% for Class R shares, 1.15% for Class I shares and 1.05% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for Class A and Class R shares as a result

ClearBridge Select Fund	III

Performance review (cont’d)

of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2024

RISKS: Equity securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Fixed income securities involve interest rate, credit, inflation, and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High yield bonds, commonly known as “junk bonds,” are subject to greater price volatility, illiquidity and possibility of default. As a non-diversified fund, it is permitted to invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Investments in privately placed securities involve additional risks, including that the issuers of such securities are not typically subject to the same disclosure and other regulatory requirements and oversight to which public issuers are subject. There may be very little public information available about the issuers and they may have limited liquidity. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Short positions involve leverage and there is no limit on the amount of loss on a security that is sold short. The Fund may suffer significant losses if assets that the Fund sells short appreciate rather than depreciate in value. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market

IV	ClearBridge Select Fund

conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ClearBridge Select Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2024 and October 31, 2023 and does not include securities sold short. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Select Fund 2024 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2023 and held for the six months ended April 30, 2024.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	18.42%	$1,000.00	$1,184.20	1.34%	$7.28	Class A	5.00%	$1,000.00	$1,018.20	1.34%	$6.72
Class C	18.00	1,000.00	1,180.00	2.08	11.27	Class C	5.00	1,000.00	1,014.52	2.08	10.42
Class FI	18.43	1,000.00	1,184.30	1.37	7.44	Class FI	5.00	1,000.00	1,018.05	1.37	6.87
Class R	18.23	1,000.00	1,182.30	1.71	9.28	Class R	5.00	1,000.00	1,016.36	1.71	8.57
Class I	18.59	1,000.00	1,185.90	1.09	5.92	Class I	5.00	1,000.00	1,019.44	1.09	5.47
Class IS	18.65	1,000.00	1,186.50	0.99	5.38	Class IS	5.00	1,000.00	1,019.94	0.99	4.97

2	ClearBridge Select Fund 2024 Semi-Annual Report

[1]	For the six months ended April 30, 2024.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

ClearBridge Select Fund 2024 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2024

ClearBridge Select Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 96.7%
Communication Services — 2.5%
Entertainment — 1.7%
Endeavor Group Holdings Inc., Class A Shares	1,066,775	$28,173,528
Live Nation Entertainment Inc.	276,759	24,606,642	*
Total Entertainment		52,780,170
Media — 0.8%
Trade Desk Inc., Class A Shares	302,800	25,086,980	*
Total Communication Services		77,867,150
Consumer Discretionary — 9.6%
Automobile Components — 0.2%
Fox Factory Holding Corp.	160,175	6,234,011	*
Broadline Retail — 3.7%
Global-e Online Ltd.	624,024	20,923,525	*
MercadoLibre Inc.	65,432	95,445,658	*
Total Broadline Retail		116,369,183
Hotels, Restaurants & Leisure — 0.7%
Expedia Group Inc.	167,736	22,582,298	*
Specialty Retail — 3.2%
Burlington Stores Inc.	202,869	36,504,248	*
Five Below Inc.	102,300	14,970,582	*
Lowe’s Cos. Inc.	212,497	48,447,191
Total Specialty Retail		99,922,021
Textiles, Apparel & Luxury Goods — 1.8%
Crocs Inc.	443,612	55,172,024	*
Total Consumer Discretionary		300,279,537
Consumer Staples — 9.4%
Beverages — 4.2%
Constellation Brands Inc., Class A Shares	244,011	61,847,028
Monster Beverage Corp.	1,287,620	68,823,289	*
Total Beverages		130,670,317
Consumer Staples Distribution & Retail — 4.7%
Casey’s General Stores Inc.	182,005	58,165,158
Performance Food Group Co.	1,299,487	88,209,178	*
Total Consumer Staples Distribution & Retail		146,374,336
Personal Care Products — 0.5%
Coty Inc., Class A Shares	733,300	8,388,952	*
Oddity Tech Ltd., Class A Shares	215,508	7,012,630	*
Total Personal Care Products		15,401,582
Total Consumer Staples		292,446,235

See Notes to Financial Statements.

4	ClearBridge Select Fund 2024 Semi-Annual Report

ClearBridge Select Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Energy — 4.6%
Energy Equipment & Services — 1.3%
Baker Hughes Co.	1,244,094	$40,582,346
Oil, Gas & Consumable Fuels — 3.3%
Chesapeake Energy Corp.	308,090	27,691,130
Diamondback Energy Inc.	73,400	14,762,942
Pioneer Natural Resources Co.	222,294	59,868,220
Total Oil, Gas & Consumable Fuels		102,322,292
Total Energy		142,904,638
Financials — 3.9%
Capital Markets — 3.8%
CME Group Inc.	108,900	22,829,796
Intercontinental Exchange Inc.	132,000	16,996,320
KKR & Co. Inc.	846,843	78,815,678
Total Capital Markets		118,641,794
Financial Services — 0.1%
Paymentus Holdings Inc., Class A Shares	151,734	3,096,891	*
Total Financials		121,738,685
Health Care — 9.4%
Biotechnology — 0.8%
Argenx SE, ADR	45,200	16,972,600	*
Ultragenyx Pharmaceutical Inc.	191,860	8,161,724	*
Total Biotechnology		25,134,324
Health Care Equipment & Supplies — 0.9%
Insulet Corp.	150,813	25,930,787	*
Health Care Providers & Services — 4.2%
HealthEquity Inc.	726,286	57,311,228	*
Progyny Inc.	617,277	19,789,900	*
Surgery Partners Inc.	1,527,874	38,120,457	*
UnitedHealth Group Inc.	32,700	15,816,990
Total Health Care Providers & Services		131,038,575
Health Care Technology — 0.3%
Doximity Inc., Class A Shares	419,438	10,188,149	*
Life Sciences Tools & Services — 3.2%
Charles River Laboratories International Inc.	204,048	46,726,992	*
ICON PLC	174,900	52,099,212	*
Total Life Sciences Tools & Services		98,826,204
Total Health Care		291,118,039

See Notes to Financial Statements.

ClearBridge Select Fund 2024 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2024

ClearBridge Select Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Industrials — 16.9%
Aerospace & Defense — 1.8%
L3Harris Technologies Inc.	262,603	$56,210,172
Air Freight & Logistics — 0.7%
GXO Logistics Inc.	458,325	22,760,419	*
Building Products — 1.6%
Trex Co. Inc.	572,085	50,658,127	*
Commercial Services & Supplies — 4.7%
Copart Inc.	1,692,540	91,921,848	*
Waste Connections Inc.	332,700	53,927,343
Total Commercial Services & Supplies		145,849,191
Construction & Engineering — 2.0%
WillScot Mobile Mini Holdings Corp.	1,708,160	63,133,594	*
Electrical Equipment — 3.9%
nVent Electric PLC	608,833	43,878,594
Shoals Technologies Group Inc., Class A Shares	1,547,952	13,080,195	*
Vertiv Holdings Co., Class A Shares	680,583	63,294,219
Total Electrical Equipment		120,253,008
Ground Transportation — 0.6%
Saia Inc.	46,400	18,412,912	*
Professional Services — 0.4%
Paycor HCM Inc.	649,673	11,284,820	*
Trading Companies & Distributors — 1.2%
H&E Equipment Services Inc.	409,866	19,792,429
MSC Industrial Direct Co. Inc., Class A Shares	172,165	15,708,335
Total Trading Companies & Distributors		35,500,764
Total Industrials		524,063,007
Information Technology — 35.3%
Electronic Equipment, Instruments & Components — 0.0%††
Brain Corp.	263,750	1,391,411	*(a)(b)(c)
IT Services — 1.8%
Shopify Inc., Class A Shares	776,969	54,543,224	*
Semiconductors & Semiconductor Equipment — 7.0%
Marvell Technology Inc.	587,786	38,740,975
Monolithic Power Systems Inc.	29,100	19,477,503
NVIDIA Corp.	178,147	153,922,571
ON Semiconductor Corp.	88,933	6,239,539	*
Total Semiconductors & Semiconductor Equipment		218,380,588
Software — 22.7%
Adobe Inc.	90,296	41,791,698	*
AppLovin Corp., Class A Shares	242,000	17,077,940	*

See Notes to Financial Statements.

6	ClearBridge Select Fund 2024 Semi-Annual Report

ClearBridge Select Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Software — continued
Autodesk Inc.	51,900	$11,046,915	*
Clear Secure Inc., Class A Shares	297,721	5,201,186
Confluent Inc., Class A Shares	453,628	12,756,019	*
Databricks Inc., Series H	217,734	16,372,136	*(a)(b)(c)
Databricks Inc., Series I	89,795	6,751,981	*(a)(b)(c)
Datadog Inc., Class A Shares	144,526	18,138,013	*
DataRobot Inc.	279,847	1,494,192	*(a)(b)(c)
DocuSign Inc.	596,960	33,787,936	*
Everbridge Inc.	279,100	9,698,725	*
Fortinet Inc.	928,172	58,641,907	*
Gitlab Inc., Class A Shares	369,206	19,372,239	*
HubSpot Inc.	106,538	64,441,640	*
Klaviyo Inc., Class A Shares	412,559	9,241,322	*
Microsoft Corp.	240,800	93,750,664
Model N Inc.	266,100	7,889,865	*
Palo Alto Networks Inc.	63,700	18,529,693	*
SentinelOne Inc., Class A Shares	1,156,561	24,438,134	*
ServiceNow Inc.	222,328	154,146,672	*
Sprout Social Inc., Class A Shares	437,611	22,077,475	*
Varonis Systems Inc.	486,510	21,284,812	*
Workday Inc., Class A Shares	152,601	37,346,043	*
Total Software		705,277,207
Technology Hardware, Storage & Peripherals — 3.8%
Apple Inc.	684,144	116,530,248
Total Information Technology		1,096,122,678
Materials — 2.5%
Chemicals — 1.0%
Ashland Inc.	332,900	31,735,357
Construction Materials — 1.5%
Summit Materials Inc., Class A Shares	1,183,986	46,057,055	*
Total Materials		77,792,412
Real Estate — 2.6%
Real Estate Management & Development — 1.2%
CBRE Group Inc., Class A Shares	443,571	38,541,884	*
Specialized REITs — 1.4%
SBA Communications Corp.	228,857	42,594,865
Total Real Estate		81,136,749
Total Common Stocks (Cost — $2,108,742,399)		3,005,469,130

See Notes to Financial Statements.

ClearBridge Select Fund 2024 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2024

ClearBridge Select Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Convertible Bonds & Notes — 0.6%
Communication Services — 0.6%
Entertainment — 0.6%
Live Nation Entertainment Inc., Senior Notes (Cost — $16,688,508)	3.125%	1/15/29	$16,079,000	$17,500,383

			Shares
Preferred Stocks — 0.2%
Health Care — 0.1%
Pharmaceuticals — 0.1%
Caris Life Sciences Inc., Series C	—		837,315	1,466,534	*(a)(b)(c)
Caris Life Sciences Inc., Series D	—		225,000	1,114,850	*(a)(b)(c)
Total Health Care				2,581,384
Information Technology — 0.1%
Electronic Equipment, Instruments & Components — 0.1%
Brain Corp.	—		631,998	3,334,099	*(a)(b)(c)
Total Preferred Stocks (Cost — $7,467,592)				5,915,483
Total Investments before Short-Term Investments (Cost — $2,132,898,499)				3,028,884,996
Short-Term Investments — 2.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.156%		38,567,998	38,567,998	(d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.252%		38,567,998	38,567,998	(d)(e)
Total Short-Term Investments (Cost — $77,135,996)				77,135,996
Total Investments — 100.0% (Cost — $2,210,034,495)				3,106,020,992
Other Assets in Excess of Liabilities — 0.0%††				771,489
Total Net Assets — 100.0%				$3,106,792,481

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 8).

(d)	Rate shown is one-day yield as of the end of the reporting period.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2024, the total market value of investments in Affiliated Companies was $38,567,998 and the cost was $38,567,998 (Note 7).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Financial Statements.

8	ClearBridge Select Fund 2024 Semi-Annual Report

ClearBridge Select Fund

Security	Shares	Value
Securities Sold Short — (0.1)%
Common Stocks — (0.1)%
Industrials — (0.1)%
Professional Services — (0.1)%
Paychex Inc. (Proceeds — $(2,993,910))	(26,200)	$(3,112,822)

See Notes to Financial Statements.

ClearBridge Select Fund 2024 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

April 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $2,171,466,497)	$3,067,452,994
Investments in affiliated securities, at value (Cost — $38,567,998)	38,567,998
Deposits with brokers for securities sold short	4,747,833
Receivable for Fund shares sold	3,164,555
Receivable for securities sold	2,441,775
Dividends and interest receivable from unaffiliated investments	806,898
Dividends receivable from affiliated investments	177,803
Prepaid expenses	79,014
Total Assets	3,117,438,870

Liabilities:
Investments sold short, at value (proceeds received — $2,993,910)	3,112,822
Investment management fee payable	2,435,194
Payable for Fund shares repurchased	2,306,471
Payable for securities purchased	1,857,965
Transfer agent fees payable	496,072
Service and/or distribution fees payable	296,315
Trustees’ fees payable	19,730
Accrued expenses	121,820
Total Liabilities	10,646,389
Total Net Assets	$3,106,792,481

Net Assets:
Par value (Note 6)	$679
Paid-in capital in excess of par value	2,677,015,219
Total distributable earnings (loss)	429,776,583
Total Net Assets	$3,106,792,481

See Notes to Financial Statements.

10	ClearBridge Select Fund 2024 Semi-Annual Report

Net Assets:
Class A	$1,102,580,977
Class C	$72,351,845
Class FI	$6,680,527
Class R	$1,502,965
Class I	$1,350,499,777
Class IS	$573,176,390

Shares Outstanding:
Class A	24,668,944
Class C	1,763,173
Class FI	149,595
Class R	33,878
Class I	29,042,272
Class IS	12,275,456

Net Asset Value:
Class A (and redemption price)	$44.70
Class C*	$41.04
Class FI (and redemption price)	$44.66
Class R (and redemption price)	$44.36
Class I (and redemption price)	$46.50
Class IS (and redemption price)	$46.69
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$47.30

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

ClearBridge Select Fund 2024 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended April 30, 2024

Investment Income:
Dividends from unaffiliated investments	$11,067,010
Dividends from affiliated investments	1,156,870
Interest	430,936
Less: Foreign taxes withheld	(23,158)
Total Investment Income	12,631,658

Expenses:
Investment management fee (Note 2)	14,634,802
Service and/or distribution fees (Notes 2 and 5)	1,719,059
Transfer agent fees (Notes 2 and 5)	1,713,447
Dividend expense on securities sold short	129,317
Trustees’ fees	95,401
Registration fees	86,165
Interest expense on securities sold short	53,608
Shareholder reports	53,580
Fund accounting fees	47,125
Legal fees	37,424
Audit and tax fees	15,630
Commitment fees (Note 9)	12,783
Insurance	10,348
Custody fees	93
Interest expense	25
Miscellaneous expenses	13,643
Total Expenses	18,622,450
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(370,462)
Net Expenses	18,251,988
Net Investment Loss	(5,620,330)

Realized and Unrealized Gain (Loss) on Investments, Short Sales and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	2,068,335
Securities sold short	(415,988)
Foreign currency transactions	(5,191)
Net Realized Gain	1,647,156
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	486,588,399
Securities sold short	(352,412)
Foreign currencies	5,528
Change in Net Unrealized Appreciation (Depreciation)	486,241,515
Net Gain on Investments, Short Sales and Foreign Currency Transactions	487,888,671
Increase in Net Assets From Operations	$482,268,341

See Notes to Financial Statements.

12	ClearBridge Select Fund 2024 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2024 (unaudited) and the Year Ended October 31, 2023	2024	2023

Operations:
Net investment loss	$(5,620,330)	$(1,955,654)
Net realized gain (loss)	1,647,156	(140,821,427)
Change in net unrealized appreciation (depreciation)	486,241,515	261,825,109
Increase in Net Assets From Operations	482,268,341	119,048,028

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	485,715,830	909,116,949
Cost of shares repurchased	(477,784,753)	(784,551,916)
Increase in Net Assets From Fund Share Transactions	7,931,077	124,565,033
Increase in Net Assets	490,199,418	243,613,061

Net Assets:
Beginning of period	2,616,593,063	2,372,980,002
End of period	$3,106,792,481	$2,616,593,063

See Notes to Financial Statements.

ClearBridge Select Fund 2024 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$37.74	$35.86	$57.09	$39.44	$27.21	$23.92

Income (loss) from operations:
Net investment loss	(0.11)	(0.09)	(0.16)	(0.49)	(0.31)	(0.23)
Net realized and unrealized gain (loss)	7.07	1.97	(19.25)	18.14	12.54	3.81
Total income (loss) from operations	6.96	1.88	(19.41)	17.65	12.23	3.58

Less distributions from:
Net realized gains	—	—	(1.82)	—	—	(0.29)
Total distributions	—	—	(1.82)	—	—	(0.29)

Net asset value, end of period	$44.70	$37.74	$35.86	$57.09	$39.44	$27.21
Total return[3]	18.42%	5.24%	(34.97)%	44.75%	44.95%	15.05%

Net assets, end of period (millions)	$1,103	$893	$771	$1,064	$257	$162

Ratios to average net assets:
Gross expenses	1.41%[4]	1.44%	1.42%	1.39%	1.39%	1.47%
Net expenses[5,6]	1.34 [4]	1.33	1.34	1.35	1.39	1.47
Net investment loss	(0.52) [4]	(0.23)	(0.38)	(0.95)	(0.95)	(0.90)

Portfolio turnover rate[7]	8%	20%	28%	25%	24%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2024 (unaudited).
[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.33%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.50%.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 8%, 21%, 28%, 30%, 26% and 23% for the six months ended April 30, 2024 and for the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

See Notes to Financial Statements.

14	ClearBridge Select Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$34.77	$33.29	$53.54	$37.26	$25.89	$22.94

Income (loss) from operations:
Net investment loss	(0.25)	(0.35)	(0.46)	(0.80)	(0.52)	(0.41)
Net realized and unrealized gain (loss)	6.52	1.83	(17.97)	17.08	11.89	3.65
Total income (loss) from operations	6.27	1.48	(18.43)	16.28	11.37	3.24

Less distributions from:
Net realized gains	—	—	(1.82)	—	—	(0.29)
Total distributions	—	—	(1.82)	—	—	(0.29)

Net asset value, end of period	$41.04	$34.77	$33.29	$53.54	$37.26	$25.89
Total return[3]	18.00%	4.45%	(35.48)%	43.69%	43.92%	14.25%

Net assets, end of period (000s)	$72,352	$61,930	$62,035	$98,978	$56,197	$25,959

Ratios to average net assets:
Gross expenses	2.08%[4]	2.09%	2.10%	2.08%	2.11%	2.19%
Net expenses[5]	2.08 [4,6]	2.08 [6]	2.10 [6]	2.08 [6]	2.11 [6]	2.19
Net investment loss	(1.26) [4]	(0.97)	(1.14)	(1.66)	(1.69)	(1.64)

Portfolio turnover rate[7]	8%	20%	28%	25%	24%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2024 (unaudited).
[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 8%, 21%, 28%, 30%, 26% and 23% for the six months ended April 30, 2024 and for the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

See Notes to Financial Statements.

ClearBridge Select Fund 2024 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$37.71	$35.85	$57.03	$39.44	$27.20	$23.90

Income (loss) from operations:
Net investment loss	(0.12)	(0.09)	(0.17)	(0.54)	(0.30)	(0.21)
Net realized and unrealized gain (loss)	7.07	1.95	(19.19)	18.13	12.54	3.80
Total income (loss) from operations	6.95	1.86	(19.36)	17.59	12.24	3.59

Less distributions from:
Net realized gains	—	—	(1.82)	—	—	(0.29)
Total distributions	—	—	(1.82)	—	—	(0.29)

Net asset value, end of period	$44.66	$37.71	$35.85	$57.03	$39.44	$27.20
Total return[3]	18.43%	5.19%	(34.92)%	44.60%	45.00%	15.10%

Net assets, end of period (000s)	$6,681	$5,563	$5,963	$15,869	$5,693	$10,675

Ratios to average net assets:
Gross expenses	1.38%[4]	1.36%	1.32%	1.44%	1.37%	1.42%
Net expenses[5]	1.37 [4,6]	1.36 [6]	1.32 [6]	1.44 [6]	1.37 [6]	1.42
Net investment loss	(0.55) [4]	(0.24)	(0.39)	(1.03)	(0.93)	(0.82)

Portfolio turnover rate[7]	8%	20%	28%	25%	24%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2024 (unaudited).
[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 8%, 21%, 28%, 30%, 26% and 23% for the six months ended April 30, 2024 and for the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

See Notes to Financial Statements.

16	ClearBridge Select Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2024[2]	2023	2022[3]

Net asset value, beginning of period	$37.53	$35.80	$38.40

Income (loss) from operations:
Net investment loss	(0.21)	(0.33)	(0.06)
Net realized and unrealized gain (loss)	7.04	2.06	(2.54)
Total income (loss) from operations	6.83	1.73	(2.60)

Less distributions from:
Net realized gains	—	—	(0.00)	[4]
Total distributions	—	—	(0.00)	[4]

Net asset value, end of period	$44.36	$37.53	$35.80
Total return[5]	18.23%	4.81%	(6.76)%

Net assets, end of period (000s)	$1,503	$462	$7

Ratios to average net assets:
Gross expenses	1.71%[6]	2.40%	1.46%[6]
Net expenses[7,8]	1.71 [6]	1.75	1.32	[6]
Net investment loss	(0.96) [6]	(0.85)	(0.40)	[6]

Portfolio turnover rate[9]	8%	20%	28%[10]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2024 (unaudited).
[3]	For the period June 3, 2022 (inception date) to October 31, 2022.
[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 8%, 21% and 28% for the six months ended April 30, 2024 and for the years ended October 31, 2023 and October 31, 2022, respectively.

[10]	For the year ended October 31, 2022.

See Notes to Financial Statements.

ClearBridge Select Fund 2024 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$39.21	$37.17	$58.98	$40.65	$27.96	$24.50

Income (loss) from operations:
Net investment income (loss)	(0.06)	0.01	(0.07)	(0.36)	(0.23)	(0.16)
Net realized and unrealized gain (loss)	7.35	2.03	(19.92)	18.69	12.92	3.91
Total income (loss) from operations	7.29	2.04	(19.99)	18.33	12.69	3.75

Less distributions from:
Net realized gains	—	—	(1.82)	—	—	(0.29)
Total distributions	—	—	(1.82)	—	—	(0.29)

Net asset value, end of period	$46.50	$39.21	$37.17	$58.98	$40.65	$27.96
Total return[3]	18.59%	5.49%	(34.83)%	45.09%	45.39%	15.39%

Net assets, end of period (millions)	$1,350	$1,139	$1,113	$1,838	$807	$349

Ratios to average net assets:
Gross expenses	1.10%[4]	1.10%	1.11%	1.09%	1.11%	1.18%
Net expenses[5,6]	1.09 [4]	1.09	1.11	1.09	1.11	1.16
Net investment income (loss)	(0.27) [4]	0.02	(0.16)	(0.68)	(0.68)	(0.61)

Portfolio turnover rate[7]	8%	20%	28%	25%	24%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2024 (unaudited).
[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.15%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 8%, 21%, 28%, 30%, 26% and 23% for the six months ended April 30, 2024 and for the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

See Notes to Financial Statements.

18	ClearBridge Select Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$39.36	$37.27	$59.06	$40.67	$27.95	$24.47

Income (loss) from operations:
Net investment income (loss)	(0.03)	0.04	(0.01)	(0.31)	(0.21)	(0.14)
Net realized and unrealized gain (loss)	7.36	2.05	(19.96)	18.70	12.93	3.91
Total income (loss) from operations	7.33	2.09	(19.97)	18.39	12.72	3.77

Less distributions from:
Net realized gains	—	—	(1.82)	—	—	(0.29)
Total distributions	—	—	(1.82)	—	—	(0.29)

Net asset value, end of period	$46.69	$39.36	$37.27	$59.06	$40.67	$27.95
Total return[3]	18.65%	5.58%	(34.75)%	45.22%	45.51%	15.58%

Net assets, end of period (000s)	$573,176	$516,433	$421,380	$407,373	$164,733	$47,997

Ratios to average net assets:
Gross expenses	0.99%[4]	0.99%	1.01%	1.00%	1.02%	1.07%
Net expenses[5,6]	0.99 [4]	0.99	1.00	1.00	1.02	1.07
Net investment income (loss)	(0.16) [4]	0.11	(0.03)	(0.59)	(0.60)	(0.52)

Portfolio turnover rate[7]	8%	20%	28%	25%	24%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.05%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of dividend and interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 8%, 21%, 28%, 30%, 26% and 23% for the six months ended April 30, 2024 and for the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

See Notes to Financial Statements.

ClearBridge Select Fund 2024 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

20	ClearBridge Select Fund 2024 Semi-Annual Report

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ClearBridge Select Fund 2024 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$1,070,112,958	—	$26,009,720	$1,096,122,678
Other Common Stocks	1,909,346,452	—	—	1,909,346,452
Convertible Bonds & Notes	—	$17,500,383	—	17,500,383
Preferred Stocks:
Health Care	—	—	2,581,384	2,581,384
Information Technology	—	—	3,334,099	3,334,099
Total Long-Term Investments	2,979,459,410	17,500,383	31,925,203	3,028,884,996
Short-Term Investments†	77,135,996	—	—	77,135,996
Total Investments	$3,056,595,406	$17,500,383	$31,925,203	$3,106,020,992

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securities Sold Short†	$3,112,822	—	—	$3,112,822

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of October 31, 2023	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Common Stocks:
Information Technology	$24,867,737	—	—	$1,141,983	—
Preferred Stocks:
Health Care	2,504,108	—	—	77,276	—
Information Technology	2,621,905	—	—	712,194	—
Total	$29,993,750	—	—	$1,931,453	—

22	ClearBridge Select Fund 2024 Semi-Annual Report

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2024	Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2024[1]
Common Stocks:
Information Technology	—	—	—	$26,009,720	$1,141,983
Preferred Stocks:
Health Care	—	—	—	2,581,384	77,276
Information Technology	—	—	—	3,334,099	712,194
Total	—	—	—	$31,925,203	$1,931,453

[1]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. If the market value of the security sold short increases, additional collateral may be required. The amount of collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.

Short sale transactions may result in a risk of loss that may exceed the amount shown on the Statement of Assets and Liabilities. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon

ClearBridge Select Fund 2024 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

termination of a short sale. Dividends on short positions are recorded as a liability on the ex-dividend date and are shown in the Statement of Operations as Dividend Expense because the Fund must pay the dividend to the lender of the security.

Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of

24	ClearBridge Select Fund 2024 Semi-Annual Report

default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

ClearBridge Select Fund 2024 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(i) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal

26	ClearBridge Select Fund 2024 Semi-Annual Report

excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets.

FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.

As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.33%, 2.25%, 1.50%, 1.75%, 1.15% and 1.05%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2024, fees waived and/or expenses reimbursed amounted to $370,462, which included an affiliated money market fund waiver of $19,754.

ClearBridge Select Fund 2024 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended April 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $22,435 was earned by Investor Services.

There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$358,616	—
CDSCs	2,647	$1,306

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Investments*
Purchases	$286,338,200
Sales	244,898,044

*	Excluding securities sold short and covers on securities sold short in the amount of $1,265,288 and $8,204,646, respectively.

28	ClearBridge Select Fund 2024 Semi-Annual Report

At April 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/(Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$2,210,034,495	$997,423,026	$(101,436,529)	$895,986,497
Securities sold short	(2,993,910)	—	(118,912)	(118,912)

4. Derivative instruments and hedging activities

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2024. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	$(5,170,382)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	$903,092

[1]

The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended April 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$411,145

†	At April 30, 2024, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

ClearBridge Select Fund 2024 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,346,076	$918,787
Class C	362,640	35,271
Class FI	8,046	4,501
Class R	2,297	1,010
Class I	—	742,588
Class IS	—	11,290
Total	$1,719,059	$1,713,447

For the six months ended April 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$357,594
Class C	465
Class FI	41
Class R	6
Class I	8,631
Class IS	3,725
Total	$370,462

6. Shares of beneficial interest

At April 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,437,588	$154,382,128	5,873,513	$229,220,641
Shares issued on reinvestment	—	—	—	—
Shares repurchased	(2,425,690)	(108,816,815)	(3,708,477)	(144,388,062)
Net increase	1,011,898	$45,565,313	2,165,036	$84,832,579

30	ClearBridge Select Fund 2024 Semi-Annual Report

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class C
Shares sold	171,555	$7,054,378	312,414	$11,257,325
Shares issued on reinvestment	—	—	—	—
Shares repurchased	(189,296)	(7,782,815)	(394,814)	(14,017,795)
Net decrease	(17,741)	$(728,437)	(82,400)	$(2,760,470)

Class FI
Shares sold	25,090	$1,129,874	26,922	$1,038,400
Shares issued on reinvestment	—	—	—	—
Shares repurchased	(23,023)	(1,012,065)	(45,745)	(1,753,533)
Net increase (decrease)	2,067	$117,809	(18,823)	$(715,133)

Class R
Shares sold	24,210	$1,104,338	12,662	$492,689
Shares issued on reinvestment	—	—	—	—
Shares repurchased	(2,639)	(121,847)	(552)	(21,406)
Net increase	21,571	$982,491	12,110	$471,283

Class I
Shares sold	4,893,061	$226,848,963	11,830,803	$480,614,315
Shares issued on reinvestment	—	—	—	—
Shares repurchased	(4,908,364)	(227,529,739)	(12,713,247)	(513,390,912)
Net decrease	(15,303)	$(680,776)	(882,444)	$(32,776,597)

Class IS
Shares sold	2,041,551	$95,196,149	4,570,448	$186,493,579
Shares issued on reinvestment	—	—	—	—
Shares repurchased	(2,888,495)	(132,521,472)	(2,754,850)	(110,980,208)
Net increase (decrease)	(846,944)	$(37,325,323)	1,815,598	$75,513,371

7. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2024. The following transactions were effected in such company for the six months ended April 30, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$66,504,392	$101,338,410	101,338,410	$129,274,804	129,274,804

ClearBridge Select Fund 2024 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,156,870	—	$38,567,998

8. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 4/30/2024	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	263,750	3/21	$1,152,587	$1,391,411	$5.28	0.04%
Brain Corp., Preferred Shares	631,998	4/20, 11/20	3,334,103	3,334,099	5.28	0.11
Caris Life Sciences Inc., Series C, Preferred Shares	837,315	10/20	2,310,990	1,466,534	1.75	0.05
Caris Life Sciences Inc., Series D, Preferred Shares	225,000	5/21	1,822,500	1,114,850	4.95	0.03
Databricks Inc., Series H, Common Shares	217,734	8/21	15,999,994	16,372,136	75.19	0.53
Databricks Inc., Series I, Common Shares	89,795	9/23	6,599,933	6,751,981	75.19	0.22
DataRobot Inc., Common Shares	279,847	10/20	3,677,749	1,494,192	5.34	0.05
			$34,897,856	$31,925,203		1.03%

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of

32	ClearBridge Select Fund 2024 Semi-Annual Report

the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2024.

10. Deferred capital losses

As of October 31, 2023, the Fund had deferred capital losses of $455,977,916, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

ClearBridge Select Fund 2024 Semi-Annual Report	33

ClearBridge

Select Fund

Trustees

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien*

Chair

Thomas F. Schlafly

Jane Trust

*	Effective February 7, 2024, Mr. O’Brien became Chair of the Board.

Investment manager

Franklin Templeton Fund Adviser, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Select Fund

The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

ClearBridge Select Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Select Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or

NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)

process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Legg Mason Funds

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

CBAX015680 6/24 SR24-4884

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 17, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 17, 2024